Provision for Income Taxes - Components of Benefit (Provision) for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current taxes:
Netherlands, Current taxes	$ (179)	$ (7)	$ (13)
Foreign, Current taxes	(135)	(67)	(51)
Total Current taxes	(314)	(74)	(64)
Deferred taxes:
Netherlands, Deferred taxes	(259)	205	(4)
Foreign, Deferred taxes	1,056	720	172
Total Deferred taxes	797	925	168
Total benefit (provision) for income taxes	$ 483	$ 851	$ 104